Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs (1)	Total Shareholder Return	Peer Group Total Shareholder Return (2)	Net Income (Loss), in thousands	Adjusted EBITDA, in thousands (3)
2024	$5,404,137	$2,711,157	$2,006,108	$795,598	$178.40	$74.15	$50,731	$155,375
2023	6,059,187	8,606,995	2,254,502	1,461,595	207.76	75.38	255,756	226,826
2022	6,160,513	9,090,358	2,261,769	1,381,929	194.59	56.89	82,346	271,330
2021	8,781,384	25,380,010	3,780,476	3,992,503	262.90	77.17	161,776	300,718
2020	5,225,783	8,071,979	1,683,770	1,688,553	103.48	88.55	(136,611)	194,800

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	For 2024, 2023, 2022 and 2021, the non-PEO NEOs consisted of Messrs. Protell, Sartini II, Haas and Stephen A. Arcana. For 2020, the non-PEO NEOs consisted of Messrs. Protell, Arcana, Sartini II, Haas, and Sean T. Higgins, our former Executive Vice President of Governmental Affairs.
PEO Total Compensation Amount	$ 5,404,137	$ 6,059,187	$ 6,160,513	$ 8,781,384	$ 5,225,783
PEO Actually Paid Compensation Amount	$ 2,711,157	8,606,995	9,090,358	25,380,010	8,071,979
Adjustment To PEO Compensation, Footnote	Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below). For 2024, 2023, 2022 and 2021, the non-PEO NEOs consisted of Messrs. Protell, Sartini II, Haas and Stephen A. Arcana. For 2020, the non-PEO NEOs consisted of Messrs. Protell, Arcana, Sartini II, Haas, and Sean T. Higgins, our former Executive Vice President of Governmental Affairs.
The amounts reported in the “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” columns do not reflect the actual compensation paid to or realized by our PEO or our non-PEO NEOs during each applicable year. The calculation of compensation actually paid for purposes of this table includes point-in-time fair values of stock awards and these values will fluctuate based on our stock price, various accounting valuation assumptions and projected performance related to our performance awards. See the “2024 Summary Compensation Table” for certain other compensation of our PEO and our non-PEO NEOs for each applicable fiscal year and the “2024 Option Exercises and Stock Vested” table for the value realized by each of them upon the vesting of stock awards during 2024.
To calculate the amounts in the compensation actually paid to our PEO and the average for the other NEOs in the table above, the following amounts were deducted from and added to (as applicable) the “total” compensation as reported in the “2024 Summary Compensation Table”.

	Summary Compensation Table Total	Exclusion of Stock Awards Reported in the Summary Compensation Table for Applicable Fiscal Year	Inclusion of Equity Values (a)	Compensation Actually Paid
Blake L. Sartini
2024	$5,404,137	$(4,025,075)	$1,332,095	$2,711,157
2023	6,059,187	(3,641,842)	6,189,650	8,606,995
2022	6,160,513	(3,412,493)	6,342,338	9,090,358
2021	8,781,384	(2,999,992)	19,598,618	25,380,010
2020	5,225,783	(2,750,002)	5,596,198	8,071,979
Average of Non-PEO NEOs
2024	$2,006,108	$(1,392,642)	$182,132	$795,598
2023	2,254,502	(1,257,307)	464,400	1,461,595
2022	2,261,769	(1,165,622)	285,782	1,381,929
2021	3,780,476	(1,224,888)	1,436,915	3,992,503
2020	1,683,770	(822,499)	827,282	1,688,553

(a) The amounts in the Inclusion of Equity Values in the table above are calculated as follows:

	Year - End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in Prior Years	Vesting - Date Fair Value of Equity Awards Granted During Year that Vested During Year	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in Prior Years that Vested During Year	Total - Inclusion of Equity Values
Blake L. Sartini
2024	$3,734,362	$(1,420,697)	$—	$(981,570)	$1,332,095
2023	3,647,909	719,254	—	1,822,487	6,189,650
2022	10,123,769	(4,195,915)	—	414,484	6,342,338
2021	7,230,995	11,212,885	—	1,154,738	19,598,618
2020	6,173,538	(120,277)	—	(457,062)	5,596,198
Average of Non-PEO NEOs
2024	$395,228	$(97,849)	$—	$(115,248)	$182,132
2023	314,850	56,131	—	93,419	464,400
2022	465,459	(198,202)	—	18,525	285,782
2021	340,119	661,841	351,682	83,273	1,436,915
2020	385,208	(1,664)	502,066	(58,328)	827,282
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely service-vesting RSU awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for PSU awards, the same valuation methodology as RSU awards above except that the year-end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date; and (iii) for stock options, a Black-Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected life set equal to the remaining life of the award in the case of underwater stock options and, in the case of in the money options, an expected life equal to the original ratio of expected life relative to the ten year contractual life multiplied times the remaining life as of the applicable revaluation date, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%. For additional information on the assumptions used to calculate the valuation of the awards, see Note 8 to the audited consolidated financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2024, and prior years.

Non-PEO NEO Average Total Compensation Amount	$ 2,006,108	2,254,502	2,261,769	3,780,476	1,683,770
Non-PEO NEO Average Compensation Actually Paid Amount	$ 795,598	1,461,595	1,381,929	3,992,503	1,688,553
Adjustment to Non-PEO NEO Compensation Footnote	Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below). For 2024, 2023, 2022 and 2021, the non-PEO NEOs consisted of Messrs. Protell, Sartini II, Haas and Stephen A. Arcana. For 2020, the non-PEO NEOs consisted of Messrs. Protell, Arcana, Sartini II, Haas, and Sean T. Higgins, our former Executive Vice President of Governmental Affairs.
The amounts reported in the “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” columns do not reflect the actual compensation paid to or realized by our PEO or our non-PEO NEOs during each applicable year. The calculation of compensation actually paid for purposes of this table includes point-in-time fair values of stock awards and these values will fluctuate based on our stock price, various accounting valuation assumptions and projected performance related to our performance awards. See the “2024 Summary Compensation Table” for certain other compensation of our PEO and our non-PEO NEOs for each applicable fiscal year and the “2024 Option Exercises and Stock Vested” table for the value realized by each of them upon the vesting of stock awards during 2024.
To calculate the amounts in the compensation actually paid to our PEO and the average for the other NEOs in the table above, the following amounts were deducted from and added to (as applicable) the “total” compensation as reported in the “2024 Summary Compensation Table”.

	Summary Compensation Table Total	Exclusion of Stock Awards Reported in the Summary Compensation Table for Applicable Fiscal Year	Inclusion of Equity Values (a)	Compensation Actually Paid
Blake L. Sartini
2024	$5,404,137	$(4,025,075)	$1,332,095	$2,711,157
2023	6,059,187	(3,641,842)	6,189,650	8,606,995
2022	6,160,513	(3,412,493)	6,342,338	9,090,358
2021	8,781,384	(2,999,992)	19,598,618	25,380,010
2020	5,225,783	(2,750,002)	5,596,198	8,071,979
Average of Non-PEO NEOs
2024	$2,006,108	$(1,392,642)	$182,132	$795,598
2023	2,254,502	(1,257,307)	464,400	1,461,595
2022	2,261,769	(1,165,622)	285,782	1,381,929
2021	3,780,476	(1,224,888)	1,436,915	3,992,503
2020	1,683,770	(822,499)	827,282	1,688,553

(a) The amounts in the Inclusion of Equity Values in the table above are calculated as follows:

	Year - End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in Prior Years	Vesting - Date Fair Value of Equity Awards Granted During Year that Vested During Year	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in Prior Years that Vested During Year	Total - Inclusion of Equity Values
Blake L. Sartini
2024	$3,734,362	$(1,420,697)	$—	$(981,570)	$1,332,095
2023	3,647,909	719,254	—	1,822,487	6,189,650
2022	10,123,769	(4,195,915)	—	414,484	6,342,338
2021	7,230,995	11,212,885	—	1,154,738	19,598,618
2020	6,173,538	(120,277)	—	(457,062)	5,596,198
Average of Non-PEO NEOs
2024	$395,228	$(97,849)	$—	$(115,248)	$182,132
2023	314,850	56,131	—	93,419	464,400
2022	465,459	(198,202)	—	18,525	285,782
2021	340,119	661,841	351,682	83,273	1,436,915
2020	385,208	(1,664)	502,066	(58,328)	827,282
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely service-vesting RSU awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for PSU awards, the same valuation methodology as RSU awards above except that the year-end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date; and (iii) for stock options, a Black-Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected life set equal to the remaining life of the award in the case of underwater stock options and, in the case of in the money options, an expected life equal to the original ratio of expected life relative to the ten year contractual life multiplied times the remaining life as of the applicable revaluation date, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%. For additional information on the assumptions used to calculate the valuation of the awards, see Note 8 to the audited consolidated financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2024, and prior years.

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid Versus TSR 2020 - 2024
Compensation Actually Paid vs. Net Income	Compensation Actually Paid Versus Net Income (Loss) 2020 - 2024
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid Versus Adjusted EBITDA 2020 - 2024
Total Shareholder Return Vs Peer Group	Compensation Actually Paid Versus TSR 2020 - 2024
Total Shareholder Return Amount	$ 178.40	207.76	194.59	262.90	103.48
Peer Group Total Shareholder Return Amount	74.15	75.38	56.89	77.17	88.55
Net Income (Loss)	$ 50,731,000	$ 255,756,000	$ 82,346,000	$ 161,776,000	$ (136,611,000)
Company Selected Measure Amount	155,375,000	226,826,000	271,330,000	300,718,000	194,800,000
PEO Name	Blake L. Sartini
Additional 402(v) Disclosure	For the relevant fiscal year, represents the cumulative Total Shareholder Return (the “TSR”) of the companies included in the Dow Jones US Gambling Index.Adjusted EBITDA is a non-GAAP measure. For a discussion of Adjusted EBITDA and a reconciliation of net income to Adjusted EBITDA for fiscal years 2024, 2023, and 2022, refer to page 29 of “Management’s Discussion and Analysis of Financial Condition and Results of Operations” in our Annual Report on Form 10-K for the year ended December 31, 2024, filed with the SEC on February 28, 2025. For a discussion of Adjusted EBITDA and a reconciliation of net income to Adjusted EBITDA for fiscal year 2021 and the reconciliation of net loss to Adjusted EBITDA for fiscal year 2020, refer to page 31 of “Management’s Discussion and Analysis of Financial Condition and Results of Operations” in our Annual Report on Form 10-K for the year ended December 31, 2022, filed with the SEC on March 1, 2023. This column reflects Adjusted EBITDA, as calculated for Annual Incentive Program purposes, which includes a further adjustment to Adjusted EBITDA to exclude the awards under our Annual Incentive Program, as shown in the following reconciliation:

	Year Ended December 31,
(In thousands)	2024	2023	2022	2021	2020
Net Income (loss)	$50,731	$255,756	$82,346	$161,776	$(136,611)
Adjustments
Other non-operating income	—	—	—	(60,000)	—
Depreciation and amortization	90,034	88,933	100,123	106,692	124,430
Non-cash lease expense	(380)	(15)	165	762	1,344
Share-based compensation	10,434	13,476	13,433	14,401	9,637
(Gain) loss on disposal of assets	(213)	(228)	934	1,260	803
Gain on sale of businesses	(69,238)	(303,179)	—	—	—
Loss on debt extinguishment and modification	4,446	1,734	1,590	975	—
Preopening and related expenses (a)	508	760	161	246	533
Impairment of assets	2,399	12,072	—	—	33,964
Other, net	9,707	11,491	4,317	2,317	6,985
Interest expense, net	34,884	65,515	63,490	62,853	69,110
Change in fair value of derivative	—	—	—	—	1
Income tax provision	22,063	76,207	521	436	61
Adjusted EBITDA	$155,375	$222,522	$267,080	$291,718	$110,257
Cost of awards payable under Annual Incentive Program	—	4,304	4,250	9,000	—
Other adjustments (b)	—	—	—	—	84,543
Adjusted EBITDA (as calculated for 2024 Annual Incentive Program purposes)	$155,375	$226,826	$271,330	$300,718	$194,800

(a)Preopening and related expenses consist of labor, food, utilities, training, initial licensing, rent and organizational costs incurred in connection with the opening of branded taverns and food and beverage and other venues within our casino locations.
(b)The Compensation Committee determined that fiscal year 2020 was exceptionally challenging given the impact of COVID-19 on our financial condition and results of operations. The Compensation Committee decided it was appropriate to bifurcate the fiscal year into two components: “Open” months and “Closed” months. To determine the adjusted performance levels, the financial component included approximately seven “open” months of adjusted performance and approximately five “closed” months of adjusted performance.
The graphs below compare the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with (i) our cumulative TSR, (ii) our Peer Group TSR, (iii) our net income, and (iv) our Adjusted EBITDA (as calculated for Annual Incentive Program purposes), in each case, for the fiscal years ended December 31, 2020, 2021, 2022, 2023 and 2024.
TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.
	For additional details regarding Adjusted EBITDA (including how it is calculated for 2024 Annual Incentive Program purposes) and its impact on our executive compensation, refer to the section captioned “2024 Executive Compensation Decisions — Annual Incentive Program” in our “Compensation Discussion and Analysis” elsewhere in this Proxy Statement.
Dividend Rate	0.00%
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,025,075)	$ (3,641,842)	$ (3,412,493)	$ (2,999,992)	$ (2,750,002)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,332,095	6,189,650	6,342,338	19,598,618	5,596,198
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,734,362	3,647,909	10,123,769	7,230,995	6,173,538
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,420,697)	719,254	(4,195,915)	11,212,885	(120,277)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(981,570)	1,822,487	414,484	1,154,738	(457,062)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,392,642)	(1,257,307)	(1,165,622)	(1,224,888)	(822,499)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	182,132	464,400	285,782	1,436,915	827,282
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	395,228	314,850	465,459	340,119	385,208
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(97,849)	56,131	(198,202)	661,841	(1,664)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	351,682	502,066
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (115,248)	$ 93,419	$ 18,525	$ 83,273	$ (58,328)